Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2024 USD ($)
2025	$ 12,090,000
2026	13,285,000
2027	20,040,000
2028	14,475,000
2029	30,800,000
Thereafter	17,500,000
Total	$ 108,190,000